Stockholders' Equity (Deficit) (Details 2) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Warrants
Shares	45,468
Warrant to purchase common stock, expiring on 07/12/2016
Warrants
Shares	1,449
Exercise Price (in dollars per share)	$ 20.70
Warrant to purchase common stock, expiring on 08/28/2018
Warrants
Shares	14,130
Exercise Price (in dollars per share)	$ 27.60
Warrant to purchase common stock, expiring on 12/21/2021
Warrants
Shares	29,889
Exercise Price (in dollars per share)	$ 27.60
Minimum
Warrants
Exercise Price (in dollars per share)	$ 20.70	$ 20.70
Maximum
Warrants
Exercise Price (in dollars per share)	$ 27.60	$ 27.60